Significant Accounting Policies - Deferred Commissions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Estimated term to defer sales commissions				3 years	3 years
Impairment losses recorded on deferred commissions		$ 0	$ 0
Deferred Commissions [Roll Forward]
Beginning balance	$ 39,282,000	25,219,000	19,398,000
Additions to deferred commissions	43,212,000	30,835,000	16,431,000
Amortization of deferred commissions	(23,244,000)	(16,772,000)	(10,610,000)
Ending Balance	59,250,000	39,282,000	25,219,000
Deferred commissions, current				$ 36,343,000	$ 27,705,000	$ 18,763,000	$ 13,643,000
Deferred commissions, non-current				$ 36,727,000	31,545,000	20,519,000	11,576,000
Total deferred commissions	$ 39,282,000	$ 39,282,000	$ 25,219,000		$ 59,250,000	$ 39,282,000	$ 25,219,000